COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($)		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage		100.00%
Contingent liability		$ 3,600,000
Royalties on sale	5.00%
Bank guarantee amount for benefit of lessor		100,000
Company's outstanding open purchase order commitments		$ 8,400,000
Biokine [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties payment percentage		20.00%
Maximum future milestone payments		$ 5,000,000
Royalties payment percentage if the company independently sell products		10.00%
Bottom of range [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Percentage of net consideration received from the licensee	20.00%
Top of range [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Percentage of net consideration received from the licensee	29.50%
First three years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage		3.00%
Three subsequent years [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage		4.00%
Seventh year [Member]
Disclosure of amounts to be recovered or settled after twelve months for classes of assets and liabilities that contain amounts to be recovered or settled both no more and more than twelve months after reporting date [line items]
Royalties received percentage		5.00%